Form N-CSR Cover	12 Months Ended
Jul. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Eaton Vance Series Fund, Inc
Entity Central Index Key	0001552324
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024